Corporate Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	9 Months Ended
	Jul. 31, 2025 EUR (€)	Jul. 31, 2025 CAD ($)	Apr. 30, 2025 CAD ($)
Disclosure Of Income Taxes [Line Items]
Expected Increase In Effective Tax Rate	1.00%
Revenue Amount For Tax Assessment | €	€ 750
Global minimum tax rate	15.00%
2014 to 2019 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served		$ 637	$ 637
2011 to 2019 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		1,808	$ 1,634
2018 to 2019 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served		$ 4